Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2025
Nature of Business and Organization [Abstract]
Schedule of Accompanying Consolidated Financial Statements	As of December 31, 2025, the principal subsidiaries of the Company consist of the following entities:
Name	Background		Ownership
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd.	●	A Hong Kong company	100% owned by Ebang International through its subsidiaries
	●	Incorporated on February 12, 2016
	●	Principally for the trading of renewable energy products

Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”)*	●	A PRC limited liability company	99.9986% owned by Ebang International through its subsidiaries
	●	Incorporated on January 21, 2010
	●	Principally holding our businesses in the research, development, design and manufacture of renewable energy products

Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) **	●	A PRC limited liability company	99.9964% owned by Ebang International through its subsidiaries
	●	Incorporated on August 11, 2010
	●	Principally for the design, manufacture and sale of telecommunications and blockchain processing equipment

Hangzhou Ebang Shengye Technology Co., Ltd. (“Hangzhou Ebang Shengye”)	●	A PRC limited liability company	99.9964% owned by Ebang International through its subsidiaries
	●	Incorporated on November 22, 2023
	●	Principally for providing rental services

Ebonex Australia Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Ebonex Australia”)	●	Incorporated on April 22, 2021	through its subsidiaries
	●	Principally for operating the cryptocurrency exchange platform

Ebonfx Australia Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Ebonfx Australia”), formerly known as Compass Global Holdings Pty Ltd	●	Acquired on March 21, 2022	through its subsidiaries
	●	Principally for operating the cross-border payment and foreign exchange business

Redback Operations Pty Ltd	●	An Australia company	100% owned by Ebang International
(“Redback Operations”)	●	Acquired on November 8, 2024	through its subsidiaries
	●	Principally for solar and battery storage solutions

Luceo Australia Pty Ltd (“Luceo Australia”)	●	An Australia company	100% owned by Ebang International
	●	Acquired on November 8, 2024	through its subsidiaries
	●	Principally for SaaS data visualization and analytics solutions

*	The portion of the income or loss applicable to the non-controlling interest in Zhejiang Ebang, Ebang IT and Hangzhou Ebang Shengye are immaterial and are not reflected in the consolidated statements of operations and comprehensive loss.

**	Ebang IT was deregistered on September 26, 2025.